Debt - Schedule of Amortization Payments (Details) - USD ($)	Nov. 30, 2020	Aug. 07, 2020	Jun. 18, 2020	May 31, 2020	May 31, 2019
Total	$ 2,100,129			$ 1,192,048	$ 1,093,761
Self-Amortization Promissory Notes [Member] | Holders [Member]
Total		$ 360,558	$ 594,921
Self-Amortization Promissory Notes [Member] | 10/16/2020 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 11/16/2020 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 12/16/2020 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 01/18/2021 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 02/18/2021 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 03/18/2021 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 04/16/2021 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 05/18/2021 [Member]
Total			66,125
Self-Amortization Promissory Notes [Member] | 06/18/2021 [Member]
Total			$ 65,921
Self-Amortization Promissory Notes [Member] | 12/07/2020 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 01/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 02/08/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 03/08/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 04/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 05/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 06/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 07/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 08/07/2021 [Member]
Total		$ 39,952